Long-Term Loans, Net of Current Maturities	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
LONG-TERM LOANS, NET OF CURRENT MATURITIES

NOTE 13:- LONG-TERM LOANS, NET OF CURRENT MATURITIES

Classified by linkage terms and interest rates, the total amount of the loans is as follows:

	Weighted interest rate as of December 31, 2021	December 31,
	%	2021	2020
Loan currency
NIS	3.33%	$1,421	$2,031

Less - current maturities		(740)	(815)

		$681	$1,216

(1)	In October 2017, the Company and its Israeli subsidiaries entered into an agreement with Bank Beinleumi for the provision of credit facilities.

The Bank Beinleumi loan agreement includes covenants to maintain certain financial ratios related to shareholders’ equity, EBITDA and operating results. The Bank Beinleumi credit facilities are secured by a first ranking fixed charge on any unpaid share capital of the Company, the goodwill of the Company, and any insurance entitlements in the Company’s assets pledged thereunder, and a floating charges on all of the assets of the Company and its Israeli subsidiaries, owned now or in the future. As of December 31, 2021, the Company met the covenants set forth in the agreement.

2)	The total amount to be paid by the Company is as follows:

December 31, 2021
Payment schedule
2022	740
2023	609
2024	32
2025	26
2026	14
Total	$1,421